Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2023

Shares		Value
COMMON STOCKS 64.8%
COMMUNICATION SERVICES 10.7%
	INTERNET 10.1%
86,000	Alphabet, Inc. Class A(1)	$11,253,960
550,000	Getty Images Holdings, Inc.(1)(2)	3,569,500
113,000	Match Group, Inc.(1)	4,426,775
39,000	Meta Platforms, Inc. Class A(1)	11,708,190
13,000	Netflix, Inc.(1)	4,908,800
37,000	Roku, Inc.(1)	2,611,830
260,000	Snap, Inc. Class A(1)	2,316,600
		40,795,655
	MEDIA 0.6%
27,000	Walt Disney Co.(1)	2,188,350
		42,984,005
CONSUMER DISCRETIONARY 11.3%
	APPAREL 0.6%
23,000	NIKE, Inc. Class B	2,199,260
	AUTO MANUFACTURERS 2.8%
220,000	Rivian Automotive, Inc. Class A(1)(2)	5,341,600
24,000	Tesla, Inc.(1)	6,005,280
		11,346,880
	ENTERTAINMENT 1.2%
97,000	DraftKings, Inc. Class A(1)	2,855,680
8,500	Vail Resorts, Inc.	1,886,065
		4,741,745
	INTERNET 3.9%
31,000	Alibaba Group Holding Ltd. ADR(1)	2,688,940
68,000	Amazon.com, Inc.(1)	8,644,160
1,450	Booking Holdings, Inc.(1)	4,471,727
		15,804,827
	LODGING 0.7%
19,000	Hilton Worldwide Holdings, Inc.	2,853,420
	RETAIL 2.1%
7,500	Lululemon Athletica, Inc.(1)	2,892,075
32,000	Starbucks Corp.	2,920,640
6,500	Ulta Beauty, Inc.(1)	2,596,425
		8,409,140
		45,355,272
CONSUMER STAPLES 1.0%
	BEVERAGES 0.6%
10,000	Constellation Brands, Inc. Class A	2,513,300
	COSMETICS/PERSONAL CARE 0.4%
12,000	Estee Lauder Cos., Inc. Class A	1,734,600
		4,247,900
ENERGY 3.2%
	OIL & GAS 3.2%
38,000	Diamondback Energy, Inc.	5,885,440
31,000	Pioneer Natural Resources Co.	7,116,050
		13,001,490
FINANCIALS 7.7%
	BANKS 2.9%
170,000	Bank of America Corp.	4,654,600
Shares		Value
COMMON STOCKS 64.8% (continued)
FINANCIALS 7.7% (continued)
	BANKS 2.9% (continued)
8,500	Goldman Sachs Group, Inc.	$2,750,345
29,000	JPMorgan Chase & Co.	4,205,580
		11,610,525
	COMMERCIAL SERVICES 0.5%
32,000	PayPal Holdings, Inc.(1)	1,870,720
	DIVERSIFIED FINANCIALS 3.7%
26,000	Blackstone, Inc.	2,785,640
30,000	Interactive Brokers Group, Inc. Class A	2,596,800
7,600	MasterCard, Inc. Class A	3,008,916
28,500	Visa, Inc. Class A	6,555,285
		14,946,641
	INTERNET 0.6%
270,000	Robinhood Markets, Inc. Class A(1)	2,648,700
		31,076,586
HEALTHCARE 8.7%
	BIOTECHNOLOGY 4.5%
62,000	BioMarin Pharmaceutical, Inc.(1)	5,485,760
280,000	Exelixis, Inc.(1)	6,118,000
54,000	Guardant Health, Inc.(1)	1,600,560
14,400	Vertex Pharmaceuticals, Inc.(1)	5,007,456
		18,211,776
	HEALTHCARE PRODUCTS 1.8%
85,000	Exact Sciences Corp.(1)	5,798,700
8,300	Insulet Corp.(1)	1,323,767
		7,122,467
	PHARMACEUTICALS 2.4%
33,000	DexCom, Inc.(1)	3,078,900
310,000	Revance Therapeutics, Inc.(1)	3,555,700
17,000	Zoetis, Inc.	2,957,660
		9,592,260
		34,926,503
INDUSTRIALS 4.5%
	AIRLINES 0.7%
73,000	Delta Air Lines, Inc.	2,701,000
	ELECTRICAL EQUIPMENT 0.4%
16,000	Generac Holdings, Inc.(1)	1,743,360
	INTERNET 3.4%
200,000	Lyft, Inc. Class A(1)	2,108,000
250,000	Uber Technologies, Inc.(1)	11,497,500
		13,605,500
		18,049,860
INFORMATION TECHNOLOGY 17.2%
	COMPUTERS 2.7%
40,000	Apple, Inc.	6,848,400
23,000	Crowdstrike Holdings, Inc. Class A(1)	3,849,740
		10,698,140
	INTERNET 1.4%
41,800	Okta, Inc.(1)	3,407,118
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 64.8% (continued)
INFORMATION TECHNOLOGY 17.2% (continued)
	INTERNET 1.4% (continued)
42,000	Shopify, Inc. Class A(1)	$2,291,940
		5,699,058
	SEMICONDUCTORS 6.8%
55,000	Advanced Micro Devices, Inc.(1)	5,655,100
3,500	Broadcom, Inc.	2,907,030
35,000	Micron Technology, Inc.	2,381,050
24,000	NVIDIA Corp.	10,439,760
16,000	NXP Semiconductors NV	3,198,720
25,000	QUALCOMM, Inc.	2,776,500
		27,358,160
	SOFTWARE 6.3%
5,400	Intuit, Inc.	2,759,076
27,000	Microsoft Corp.	8,525,250
24,000	Salesforce, Inc.(1)	4,866,720
5,700	ServiceNow, Inc.(1)	3,186,072
38,000	Twilio, Inc. Class A(1)	2,224,140
18,000	Workday, Inc. Class A(1)	3,867,300
		25,428,558
		69,183,916
REAL ESTATE 0.5%
	REITS 0.5%
13,000	American Tower Corp. REIT	2,137,850
TOTAL COMMON STOCKS (Cost $197,664,589)		260,963,382

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
$ 637,914	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (SOFR30A + 2.10%), 7.42%, 3/25/43(3)(4)	643,773
635,018	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 7.62%, 1/25/43(3)(4)	643,356
660,526	FNMA, Series 2023-R04, Class 1M1, (SOFR30A + 2.30%), 7.62%, 5/25/43(3)(4)	668,853
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,942,914)		1,955,982
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.5%
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	98,850
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	335,215
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	235,303
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	239,204
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	234,851
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	235,062
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.5% (continued)
$ 529,010	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24(4)	$517,743
71,727	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	65,119
109,742	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	100,184
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,287,760)		2,061,531
CORPORATE BONDS & NOTES 9.8%
BASIC MATERIALS 0.2%
	IRON/STEEL 0.1%
500,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	423,216
	MINING 0.1%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	450,489
		873,705
COMMUNICATIONS 1.0%
	INTERNET 0.2%
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30(2)	422,901
500,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28(2)	484,459
		907,360
	MEDIA 0.3%
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	488,576
500,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	485,123
		973,699
	TELECOMMUNICATIONS 0.5%
500,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	367,244
500,000	Bell Canada Co. (The), 5.10%, 5/11/33	467,406
500,000	Cisco Systems, Inc., 2.50%, 9/20/26	464,171
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	422,785
500,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	362,505
		2,084,111
		3,965,170
CONSUMER, CYCLICAL 1.1%
	AUTO MANUFACTURERS 0.2%
395,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	366,488
500,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.00%, 4/9/27	479,937
		846,425
	HOME BUILDERS 0.1%
492,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	480,999
	LODGING 0.2%
500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	479,674
See Supplementary Notes to Financial Statements.

September 30, 2023

Principal Amount		Value
CORPORATE BONDS & NOTES 9.8% (continued)
CONSUMER, CYCLICAL 1.1% (continued)
	LODGING 0.2% (continued)
$ 500,000	Marriott International, Inc., 4.90%, 4/15/29	$476,724
		956,398
	RETAIL 0.6%
500,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	471,139
500,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	382,747
500,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32(2)	470,356
500,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27(2)	466,926
500,000	TJX Cos., Inc. (The), 2.25%, 9/15/26(2)	459,244
		2,250,412
		4,534,234
CONSUMER, NON-CYCLICAL 2.3%
	BEVERAGES 0.3%
250,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(2)	243,404
500,000	Constellation Brands, Inc., 2.25%, 8/1/31	389,496
250,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	221,583
500,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	405,626
		1,260,109
	BIOTECHNOLOGY 0.3%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27(2)	448,846
500,000	Gilead Sciences, Inc., 4.60%, 9/1/35(2)	457,548
500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	384,725
		1,291,119
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	461,141
250,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	205,246
		666,387
	HEALTHCARE PRODUCTS 0.1%
500,000	Stryker Corp., 3.38%, 11/1/25	478,532
	HEALTHCARE SERVICES 0.4%
500,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	450,315
500,000	Elevance Health, Inc., 4.75%, 2/15/33	465,393
500,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	494,708
		1,410,416
	PHARMACEUTICALS 1.0%
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	464,006
500,000	Astrazeneca Finance LLC, 4.88%, 3/3/28	491,236
500,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	468,569
500,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	384,750
500,000	Eli Lilly & Co., 4.70%, 2/27/33	481,333
Principal Amount		Value
CORPORATE BONDS & NOTES 9.8% (continued)
CONSUMER, NON-CYCLICAL 2.3% (continued)
	PHARMACEUTICALS 1.0% (continued)
$ 500,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	$415,707
500,000	Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	479,152
500,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	347,160
500,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 3.15%, 10/1/26	445,635
		3,977,548
		9,084,111
ENERGY 0.9%
	OIL & GAS 0.3%
500,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	466,606
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27(2)	474,939
500,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25(2)	493,461
		1,435,006
	PIPELINES 0.6%
500,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	492,650
500,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	370,880
500,000	Energy Transfer LP, 5.25%, 4/15/29(2)	479,417
500,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	431,338
500,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27(2)	489,961
		2,264,246
		3,699,252
FINANCIAL 2.9%
	BANKS 1.4%
500,000	Bank of America Corp., (SOFR + 2.16%), 5.02%, 7/22/33(2)(4)	460,023
500,000	Citigroup, Inc., Senior Unsecured Notes, (SOFR + 1.16%), 3.35%, 4/24/25(4)	491,082
250,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	213,574
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26(2)	475,314
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	475,219
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (SOFR + 1.64%), 3.96%, 11/15/48(4)	364,813
500,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	494,989
500,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(4)	502,849
500,000	National Australia Bank Ltd., 5.20%, 5/13/25	496,901
500,000	NatWest Group PLC, (1 yr. CMT + 1.35%), 5.85%, 3/2/27(4)	493,483
200,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30(2)	159,250
500,000	Royal Bank of Canada, 5.00%, 2/1/33	465,879
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 9.8% (continued)
FINANCIAL 2.9% (continued)
	BANKS 1.4% (continued)
$ 500,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 6.64%, 4/25/26(2)(4)	$502,852
		5,596,228
	DIVERSIFIED FINANCIALS 0.7%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	451,235
500,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	452,397
200,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	184,364
500,000	American Express Co., 4.90%, 2/13/26(2)	490,540
500,000	BlackRock, Inc., 4.75%, 5/25/33	469,232
500,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	486,239
500,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	412,833
		2,946,840
	INSURANCE 0.3%
500,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	442,804
500,000	CNA Financial Corp., 3.45%, 8/15/27	461,554
200,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(4)	183,338
		1,087,696
	REITS 0.5%
250,000	American Tower Corp., 5.50%, 3/15/28	245,272
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	390,300
500,000	Extra Space Storage LP, 2.20%, 10/15/30	387,708
500,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	465,805
500,000	Weyerhaeuser Co., 4.75%, 5/15/26	487,936
		1,977,021
		11,607,785
INDUSTRIAL 0.3%
	ELECTRONICS 0.1%
500,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	487,835
	MISCELLANEOUS MANUFACTURERS 0.1%
500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28	430,170
	TRANSPORTATION 0.1%
500,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	336,719
		1,254,724
TECHNOLOGY 0.8%
	COMPUTERS 0.3%
500,000	Apple, Inc., 4.65%, 2/23/46	445,517
500,000	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	487,826
		933,343
Principal Amount		Value
CORPORATE BONDS & NOTES 9.8% (continued)
TECHNOLOGY 0.8% (continued)
	SEMICONDUCTORS 0.3%
$ 500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	$333,764
500,000	Broadcom, Inc., 4.30%, 11/15/32	436,220
500,000	NVIDIA Corp., 3.50%, 4/1/40	393,661
		1,163,645
	SOFTWARE 0.2%
500,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30(2)	420,727
500,000	Oracle Corp., 6.25%, 11/9/32(2)	506,176
		926,903
		3,023,891
UTILITIES 0.3%
	ELECTRIC 0.2%
500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	449,779
500,000	Southern Co., 5.70%, 3/15/34(2)	489,671
		939,450
	WATER 0.1%
500,000	American Water Capital Corp., 4.45%, 6/1/32(2)	462,042
		1,401,492
TOTAL CORPORATE BONDS & NOTES (Cost $41,775,375)		39,444,364
LONG-TERM MUNICIPAL SECURITIES 0.7%
	CALIFORNIA 0.2%
500,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	454,478
500,000	State of California, GO, 5.10%, 10/1/29	496,848
		951,326
	HAWAII 0.1%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	454,746
	MASSACHUSETTS 0.1%
350,000	Commonwealth of Massachusetts, Series A, 3.77%, 7/15/29	329,522
	NEW MEXICO 0.1%
335,000	City of Albuquerque, Series A, 2.49%, 7/1/35	243,477
	TEXAS 0.0%
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, Series C, 4.45%, 11/15/43	208,245
	VIRGINIA 0.1%
340,000	Virginia Resources Authority, Series C, 2.45%, 11/1/27	307,073
	WASHINGTON 0.1%
250,000	City of Tacoma, GO, 5.89%, 12/1/30	256,782
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,878,947)		2,751,171
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.5%
63,038	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	57,864
See Supplementary Notes to Financial Statements.

September 30, 2023

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.5% (continued)
$ 6,507	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	$6,370
80,987	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	69,329
765,291	FHLMC Pool #QD2419, 3.00%, 12/1/51	643,880
1,885,538	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,732,092
1,125,368	FHLMC Pool #QG6306, 5.00%, 7/1/53	1,062,142
180,059	FHLMC Pool #RA6817, 2.50%, 2/1/52	143,827
589,970	FHLMC Pool #SB8215, 4.00%, 3/1/38	556,898
424,249	FHLMC Pool #SD8093, 3.50%, 9/1/50	368,249
1,047,017	FHLMC Pool #SD8108, 3.00%, 11/1/50	871,081
1,988,364	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,710,916
2,428,744	FHLMC Pool #SD8256, 4.00%, 10/1/52	2,163,420
2,278,464	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	2,092,872
1,749,796	FHLMC Pool #SD8300, 5.50%, 2/1/53	1,691,642
1,667,200	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,531,312
323	FNMA Pool #AH3226, 5.00%, 2/1/41	313
102,858	FNMA Pool #AL0657, 5.00%, 8/1/41	100,256
84,132	FNMA Pool #AQ1853, 3.00%, 11/1/42	71,924
110,908	FNMA Pool #AU5409, 3.00%, 8/1/43	93,980
537,175	FNMA Pool #CA5540, 3.00%, 4/1/50	449,849
961,737	FNMA Pool #CB5892, 4.50%, 3/1/53	883,549
149,324	FNMA Pool #FM2202, 4.00%, 12/1/48	135,422
341,656	FNMA Pool #FM4140, 2.50%, 9/1/50	275,158
111,521	FNMA Pool #FM9760, 3.50%, 11/1/51	96,142
137,900	FNMA Pool #FM9834, 3.50%, 6/1/49	120,504
1,477,740	FNMA Pool #FS3526, 4.00%, 12/1/52	1,316,608
176,796	FNMA Pool #MA4222, 3.50%, 12/1/50	153,733
2,233,693	FNMA Pool #MA4512, 2.50%, 1/1/52	1,774,637
1,932,093	FNMA Pool #MA4978, 5.00%, 4/1/53	1,823,893
4,006,518	FNMA Pool #MA4979, 5.50%, 4/1/53	3,873,364
2,143,923	FNMA Pool #MA5106, 5.00%, 8/1/53	2,023,657
1,244,194	FNMA Pool #MA5131, 3.50%, 7/1/53	1,070,667
2,260,000	FNMA Pool #MA5166, 6.00%, 10/1/53	2,231,110
31,353	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	29,605
1,307,914	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	194,904
49,703	GNMA II Pool #MA1521, 3.50%, 12/20/43	44,495
86,980	GNMA II Pool #MA1839, 4.00%, 4/20/44	80,224
96,075	GNMA II Pool #MA4836, 3.00%, 11/20/47	82,511
231,998	GNMA II Pool #MA7054, 3.50%, 12/20/50	204,425
1,814,216	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,592,911
1,198,781	GNMA II Pool #MA8945, 4.00%, 6/20/53	1,080,215
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $37,327,353)		34,505,950
U.S. TREASURY OBLIGATIONS 8.4%
2,000,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,727,734
1,750,000	U.S. Treasury Bonds, 1.13%, 5/15/40	1,004,473
1,000,000	U.S. Treasury Bonds, 2.75%, 8/15/42	733,125
2,950,000	U.S. Treasury Bonds, 2.88%, 5/15/43	2,185,535
1,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	869,375
2,250,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,646,191
1,000,000	U.S. Treasury Bonds, 2.25%, 8/15/49	622,500
Principal Amount		Value
U.S. TREASURY OBLIGATIONS 8.4% (continued)
$ 2,000,000	U.S. Treasury Bonds, 2.88%, 5/15/52	$1,418,047
2,500,000	U.S. Treasury Notes, 2.13%, 11/30/23	2,486,353
5,000,000	U.S. Treasury Notes, 2.25%, 3/31/24	4,921,680
500,000	U.S. Treasury Notes, 4.50%, 7/15/26	495,391
1,000,000	U.S. Treasury Notes, 0.63%, 3/31/27	868,828
2,200,000	U.S. Treasury Notes, 2.25%, 8/15/27	2,010,422
1,500,000	U.S. Treasury Notes, 1.25%, 3/31/28	1,294,629
2,150,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,824,476
1,250,000	U.S. Treasury Notes, 3.50%, 1/31/30	1,171,631
1,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	828,906
1,200,000	U.S. Treasury Notes, 1.13%, 2/15/31	946,500
4,500,000	U.S. Treasury Notes, 2.75%, 8/15/32	3,896,719
3,250,000	U.S. Treasury Notes, 3.38%, 5/15/33	2,947,344
TOTAL U.S. TREASURY OBLIGATIONS (Cost $37,324,455)		33,899,859

Shares		Value
SHORT-TERM INVESTMENTS 8.8%
	MONEY MARKET FUNDS 8.8%
29,876,487	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(5)	29,876,487
5,558,330	State Street Navigator Securities Lending Government Money Market Portfolio(6)	5,558,330
		35,434,817
TOTAL SHORT-TERM INVESTMENTS (Cost $35,434,817)		35,434,817
TOTAL INVESTMENTS IN SECURITIES 102.0% (Cost $356,636,210)		$411,017,056
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.0)%		(8,211,520)
NET ASSETS(7) 100.0%		$402,805,536

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2023, the market value of the securities on loan was $16,415,869.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2023. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of September 30, 2023.
(6)
Securities with an aggregate market value of
$16,415,869 were out on loan in exchange for
$5,558,330 of cash collateral as of September 30, 2023.
The collateral was invested in a cash collateral
reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$356,636,210, aggregate gross unrealized appreciation
was $93,007,456, aggregate gross unrealized
depreciation was $38,626,610 and the net unrealized
appreciation was $54,380,846.

ADR	American Depositary Receipt.
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$260,963,382	$—	$—	$260,963,382
Collateralized Mortgage Obligations	—	1,955,982	—	1,955,982
Commercial Mortgage-Backed Securities	—	2,061,531	—	2,061,531
Corporate Bonds & Notes*	—	39,444,364	—	39,444,364
Long-Term Municipal Securities*	—	2,751,171	—	2,751,171
Residential Mortgage-Backed Securities	—	34,505,950	—	34,505,950
U.S. Treasury Obligations	—	33,899,859	—	33,899,859
Short-Term Investments	35,434,817	—	—	35,434,817
Total Investments in Securities	$296,398,199	$114,618,857	$—	$411,017,056

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2023, there were no Level 3 investments.